UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)    (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2014

Lazard Retirement Series, Inc. Portfolios of Investments September 30, 2014 (unaudited)

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio
Common Stocks | 97.5%
Alcohol & Tobacco | 3.2%
Molson Coors Brewing Co., Class B	4,855	$361,406
Banking | 1.6%
Regions Financial Corp.	17,525	175,951
Cable Television | 1.4%
Comcast Corp., Class A	2,890	154,615
Chemicals | 1.6%
Eastman Chemical Co.	2,260	182,811
Commercial Services | 3.5%
Corrections Corp. of America	5,703	195,955
ServiceMaster Global Holdings, Inc.	3,120	75,504
Tyco International, Ltd.	2,560	114,099
		385,558
Computer Software | 2.1%
Check Point Software Technologies, Ltd. (a)	1,680	116,323
Microsoft Corp.	2,530	117,291
		233,614
Energy Exploration & Production | 3.1%
Apache Corp.	1,795	168,497
Devon Energy Corp.	2,605	177,609
		346,106
Energy Integrated | 3.6%
Chevron Corp.	1,975	235,657
Consol Energy, Inc.	4,265	161,473
		397,130
Energy Services | 2.7%
HollyFrontier Corp.	3,270	142,834
Transocean, Ltd.	5,055	161,608
		304,442
Financial Services | 12.1%
Ally Financial, Inc. (a)	6,100	141,154
American Express Co.	2,880	252,115
CBOE Holdings, Inc.	2,555	136,756
Citigroup, Inc.	4,730	245,108
Intercontinental Exchange, Inc.	1,080	210,654
Morgan Stanley	4,510	155,911
Visa, Inc., Class A	980	209,103
		1,350,801
Food & Beverages | 2.1%
Sysco Corp.	6,115	232,064
Forest & Paper Products | 1.3%
International Paper Co.	3,020	144,175
Description	Shares	Value
Health Services | 1.2%
UnitedHealth Group, Inc.	1,545	$133,256
Insurance | 2.5%
The Hartford Financial Services Group, Inc.	4,945	184,201
Voya Financial, Inc.	2,465	96,382
		280,583
Leisure & Entertainment | 7.5%
Bloomin’ Brands, Inc. (a)	3,220	59,055
Houghton Mifflin Harcourt Co.	3,045	59,195
McDonald’s Corp.	675	63,997
Norwegian Cruise Line Holdings, Ltd. (a)	5,555	200,091
The Madison Square Garden Co., Class A (a)	2,000	132,240
Viacom, Inc., Class B	4,125	317,377
		831,955
Manufacturing | 4.3%
Carpenter Technology Corp.	1,900	85,785
Honeywell International, Inc.	2,235	208,123
Joy Global, Inc.	1,090	59,449
Parker Hannifin Corp.	1,130	128,989
		482,346
Medical Products | 5.9%
Baxter International, Inc.	5,150	369,615
CareFusion Corp. (a)	5,395	244,124
McKesson Corp.	250	48,668
		662,407
Pharmaceutical & Biotechnology | 10.5%
Eli Lilly & Co.	2,885	187,092
Mylan, Inc. (a)	2,090	95,074
Pfizer, Inc.	11,550	341,534
Zoetis, Inc.	14,903	550,666
		1,174,366
Retail | 7.3%
Advance Auto Parts, Inc.	4,130	538,139
Dick’s Sporting Goods, Inc.	1,430	62,748
J.C. Penney Co., Inc. (a)	7,670	77,007
Macy’s, Inc.	2,280	132,651
		810,545
Semiconductors & Components | 3.8%
Intel Corp.	2,040	71,033
Maxim Integrated Products, Inc.	2,570	77,717
Xerox Corp.	20,620	272,802
		421,552
Technology | 1.9%
Citrix Systems, Inc. (a)	1,430	102,016
Google, Inc., Class A (a)	93	54,722

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio (concluded)
Google, Inc., Class C (a)	93	$53,695
		210,433
Technology Hardware | 13.5%
Apple, Inc.	3,754	378,215
Brocade Communications Systems, Inc.	8,570	93,156
Cisco Systems, Inc.	16,670	419,584
EMC Corp.	5,810	170,001
Hewlett-Packard Co.	2,300	81,581
NCR Corp. (a)	2,120	70,829
Qualcomm, Inc.	1,465	109,538
Teradyne, Inc.	9,405	182,363
		1,505,267
Transportation | 0.8%
American Airlines Group, Inc.	2,675	94,909
Total Common Stocks
(Identified cost $9,638,947)		10,876,292
Preferred Stock | 0.0%
Automotive | 0.0%
Better Place, Inc., Series B
(Identified cost $31,701) (a), (b)	12,681	0
Short-Term Investment | 1.6%
State Street Institutional Treasury Money Market Fund (Identified cost $180,869)	180,869	180,869
Total Investments l 99.1%
(Identified cost $9,851,517) (c)		$11,057,161
Cash and Other Assets in Excess of Liabilities l 0.9%		105,731
Net Assets l 100.0%		$11,162,892

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 96.2%
Aerospace & Defense | 1.0%
B/E Aerospace, Inc. (a)	7,185	$603,109
Automotive | 2.1%
Modine Manufacturing Co. (a)	60,585	719,144
Tenneco, Inc. (a)	9,820	513,684
		1,232,828
Banking | 7.9%
East West Bancorp, Inc.	23,035	783,190
PacWest Bancorp	27,225	1,122,487
Signature Bank (a)	8,065	903,764
United Bankshares, Inc.	28,570	883,670
Wintrust Financial Corp.	20,175	901,217
		4,594,328
Chemicals | 4.7%
Koppers Holdings, Inc.	18,945	628,216
Polypore International, Inc. (a)	10,130	394,158
Taminco Corp. (a)	39,620	1,034,082
Tronox, Ltd., Class A	25,300	659,065
		2,715,521
Commercial Services | 8.3%
Applied Industrial Technologies, Inc.	12,630	576,559
Blackhawk Network Holdings, Inc. (a)	32,760	1,061,424
Convergys Corp.	10,300	183,546
LifeLock, Inc. (a)	26,375	376,899
Markit, Ltd.	20,370	475,640
MDC Partners, Inc., Class A	37,075	711,469
On Assignment, Inc. (a)	21,490	577,006
ServiceMaster Global Holdings, Inc.	35,345	855,349
		4,817,892
Computer Software | 6.5%
Informatica Corp. (a)	23,155	792,827
j2 Global, Inc.	19,160	945,737
Red Hat, Inc. (a)	12,525	703,279
Rovi Corp. (a)	19,150	378,117
TIBCO Software, Inc. (a)	27,625	652,779
Web.com Group, Inc. (a)	16,795	335,228
		3,807,967
Construction & Engineering | 2.4%
EMCOR Group, Inc.	17,085	682,716
Quanta Services, Inc. (a)	19,185	696,224
		1,378,940
Consumer Products | 0.2%
Matthews International Corp., Class A	2,835	124,428
Description	Shares	Value
Energy | 1.0%
Pattern Energy Group, Inc.	19,655	$607,733
Energy Exploration & Production | 4.1%
Athlon Energy, Inc. (a)	14,610	850,740
EP Energy Corp., Class A	45,940	803,031
Memorial Resource Development Corp.	27,805	753,794
		2,407,565
Energy Services | 0.7%
Diamond Offshore Drilling, Inc.	11,840	405,757
Financial Services | 6.2%
Air Lease Corp.	17,075	554,938
Artisan Partners Asset Management, Inc.	11,510	599,095
CBOE Holdings, Inc.	12,100	647,652
Cohen & Steers, Inc.	17,400	668,856
Springleaf Holdings, Inc.	26,045	831,617
TAL International Group, Inc.	7,130	294,113
		3,596,271
Forest & Paper Products | 2.3%
KapStone Paper and Packaging Corp. (a)	15,505	433,675
Schweitzer-Mauduit International, Inc.	22,180	916,256
		1,349,931
Health Services | 5.9%
Brookdale Senior Living, Inc. (a)	26,295	847,225
Magellan Health Services, Inc. (a)	9,835	538,269
Phibro Animal Health Corp., Class A	40,765	913,544
Quintiles Transnational Holdings, Inc. (a)	20,050	1,118,389
		3,417,427
Housing | 1.0%
Taylor Morrison Home Corp., Class A (a)	34,830	564,943
Insurance | 1.5%
Arch Capital Group, Ltd. (a)	16,275	890,568
Leisure & Entertainment | 4.1%
Bloomin’ Brands, Inc. (a)	23,735	435,300
Houghton Mifflin Harcourt Co.	32,290	627,718
Hyatt Hotels Corp., Class A (a)	14,645	886,315
Orbitz Worldwide, Inc. (a)	56,735	446,504
		2,395,837
Manufacturing | 12.2%
ACCO Brands Corp. (a)	101,230	698,487
Actuant Corp., Class A	23,355	712,795
Advanced Drainage Systems, Inc.	33,615	704,234
Altra Industrial Motion Corp.	21,040	613,526
CIRCOR International, Inc.	3,300	222,189
FLIR Systems, Inc.	19,440	609,250
Joy Global, Inc.	8,455	461,136
Kennametal, Inc.	9,875	407,936

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Littelfuse, Inc.	7,685	$654,608
The Toro Co.	10,250	607,108
TriMas Corp. (a)	23,640	575,161
Woodward, Inc.	17,765	845,969
		7,112,399
Medical Products | 2.4%
CareFusion Corp. (a)	20,225	915,181
Sirona Dental Systems, Inc. (a)	6,280	481,551
		1,396,732
Metals & Glass Containers | 0.9%
Owens-Illinois, Inc. (a)	20,250	527,513
Pharmaceutical & Biotechnology | 1.5%
Aratana Therapeutics, Inc. (a)	27,285	273,941
United Therapeutics Corp. (a)	4,890	629,099
		903,040
Real Estate | 7.2%
DCT Industrial Trust, Inc.	91,300	685,663
Extra Space Storage, Inc. REIT	19,500	1,005,615
Jones Lang LaSalle, Inc.	5,925	748,564
Kilroy Realty Corp. REIT	14,700	873,768
LaSalle Hotel Properties REIT	26,700	914,208
		4,227,818
Retail | 6.0%
Advance Auto Parts, Inc.	6,940	904,282
Carter’s, Inc.	9,980	773,650
Chico’s FAS, Inc.	40,615	599,884
Iconix Brand Group, Inc. (a)	14,075	519,930
Steven Madden, Ltd. (a)	21,775	701,808
		3,499,554
Semiconductors & Components | 1.1%
Microsemi Corp. (a)	25,260	641,857
Technology | 1.7%
BroadSoft, Inc. (a)	27,070	569,553
Vantiv, Inc., Class A (a)	13,955	431,209
		1,000,762
Technology Hardware | 1.4%
InterDigital, Inc.	11,335	451,360
Synaptics, Inc. (a)	5,095	372,954
		824,314
Transportation | 1.9%
Alaska Air Group, Inc.	14,985	652,447
Echo Global Logistics, Inc. (a)	19,380	456,399
		1,108,846
Total Common Stocks
(Identified cost $50,299,998)		56,153,880
Description	Shares	Value
Preferred Stock | 0.0%
Automotive | 0.0%
Better Place, Inc., Series B
(Identified cost $864,900) (a), (b)	345,960	$0
Short-Term Investment | 4.6%
State Street Institutional Treasury Money Market Fund (Identified cost $2,680,035)	2,680,035	2,680,035
Total Investments l 100.8%
(Identified cost $53,844,933) (c)		$58,833,915
Liabilities in Excess of Cash and Other Assets l (0.8)%		(479,904)
Net Assets l 100.0%		$58,354,011

Description	Shares	Value
Lazard Retirement International Equity Portfolio
Common Stocks | 91.9%
Australia | 2.6%
Ansell, Ltd.	321,369	$5,464,605
Caltex Australia, Ltd.	291,858	7,133,100
James Hardie Industries PLC	509,324	5,341,778
		17,939,483
Austria | 0.8%
UNIQA Insurance Group AG	480,901	5,494,606
Belgium | 2.6%
Anheuser-Busch InBev NV	163,442	18,130,538
Brazil | 0.7%
Estacio Participacoes SA	490,800	5,100,991
Canada | 2.5%
MacDonald Dettwiler & Associates, Ltd.	112,200	8,390,330
Rogers Communications, Inc., Class B	240,500	9,001,973
		17,392,303
Denmark | 0.8%
Carlsberg A/S, Class B	62,351	5,531,334
Finland | 1.8%
Sampo Oyj, A Shares	259,904	12,588,382
France | 8.8%
Airbus Group NV	152,575	9,577,133
BNP Paribas SA	172,835	11,429,309
Cap Gemini SA	143,068	10,246,852
Sanofi SA	178,753	20,166,053
Valeo SA	80,062	8,880,140
		60,299,487
Germany | 4.2%
Bayer AG	139,656	19,559,296
Bayerische Motoren Werke AG	53,326	5,725,438
RTL Group SA	42,433	3,634,345
		28,919,079
Greece | 0.8%
Piraeus Bank SA (a)	3,300,737	5,576,805
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (a)	132,272	7,464,109
Israel | 2.6%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	337,900	18,162,125
Italy | 2.8%
Atlantia SpA	407,534	10,027,153
Eni SpA	391,625	9,297,262
		19,324,415
Description	Shares	Value
Japan | 18.1%
AEON Financial Service Co., Ltd.	186,200	$3,999,988
Asics Corp.	305,560	6,886,614
Daikin Industries, Ltd.	224,800	13,950,724
Daiwa House Industry Co., Ltd.	737,400	13,243,212
Don Quijote Holdings Co., Ltd.	209,400	12,019,130
Japan Tobacco, Inc.	429,400	13,977,068
KDDI Corp.	279,300	16,806,539
LIXIL Group Corp.	265,600	5,679,168
Makita Corp.	104,200	5,896,144
Seven & I Holdings Co., Ltd.	266,000	10,326,962
Sumitomo Mitsui Financial Group, Inc.	378,800	15,457,935
United Arrows, Ltd.	172,100	6,368,186
		124,611,670
Netherlands | 1.1%
NXP Semiconductor NV (a)	113,288	7,691,914
Norway | 0.4%
Petroleum Geo-Services ASA	400,418	2,532,550
Philippines | 1.6%
Alliance Global Group, Inc.	18,972,300	10,979,220
Spain | 2.0%
Mediaset Espana Comunicacion SA (a)	582,618	7,219,836
Red Electrica Corporacion SA	78,438	6,768,647
		13,988,483
Sweden | 3.6%
Assa Abloy AB, Class B	217,023	11,129,153
Swedbank AB, A Shares	556,851	13,950,926
		25,080,079
Switzerland | 7.8%
GAM Holding AG	268,605	4,639,074
Glencore PLC	2,119,233	11,725,826
Novartis AG	322,694	30,390,705
Swatch Group AG	14,449	6,845,962
		53,601,567
Thailand | 0.8%
Krung Thai Bank Public Co. Ltd. (d)	7,691,800	5,622,071
Turkey | 0.5%
Koc Holding AS	698,758	3,218,220
United Kingdom | 23.9%
British American Tobacco PLC	267,622	15,042,733
Direct Line Insurance Group PLC	2,331,801	11,116,509
Informa PLC	1,279,279	10,137,370
International Consolidated Airlines Group SA (a)	1,673,652	9,952,967
Lloyds Banking Group PLC (a)	14,011,738	17,362,220
Prudential PLC	810,938	18,011,576

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)
Reed Elsevier PLC	752,806	$12,015,826
Rexam PLC	1,748,214	13,933,601
Rolls-Royce Holdings PLC	387,599	6,007,938
Royal Dutch Shell PLC, A Shares	611,137	23,310,075
Taylor Wimpey PLC	5,327,520	9,677,952
Unilever PLC	272,486	11,373,836
William Hill PLC	1,104,094	6,591,402
		164,534,005
Total Common Stocks (Identified cost $505,591,353)		633,783,436
Preferred Stock | 1.7%
Germany | 1.7%
Volkswagen AG (Identified cost $14,689,455)	55,091	11,437,202
Short-Term Investment | 4.2%
State Street Institutional Treasury Money Market Fund (Identified cost $29,032,939)	29,032,939	29,032,939
Total Investments l 97.8% (Identified cost $549,313,747) (c)		$674,253,577
Cash and Other Assets in Excess of Liabilities l 2.2%		15,340,330
Net Assets l 100.0%		$689,593,907

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 94.5%
Argentina | 1.3%
YPF Sociedad Anonima Sponsored ADR	393,434	$14,553,124
Brazil | 14.2%
Ambev SA ADR	1,958,800	12,830,140
Banco do Brasil SA	3,732,466	38,578,854
BB Seguridade Participacoes SA	1,845,400	24,276,123
CCR SA	1,601,100	10,975,981
CEMIG SA Sponsored ADR	1,248,300	7,776,909
Cielo SA	1,514,160	24,743,703
Localiza Rent a Car SA	556,500	8,068,710
Natura Cosmeticos SA	578,700	8,742,856
Souza Cruz SA	1,155,227	9,297,507
Vale SA Sponsored ADR	837,900	9,225,279
Via Varejo SA (a)	852,000	8,496,505
		163,012,567
China | 9.6%
Baidu, Inc. Sponsored ADR (a)	107,900	23,547,017
China Construction Bank Corp., Class H	46,695,390	32,815,995
China Shenhua Energy Co., Ltd., Class H	3,305,000	9,224,899
CNOOC, Ltd.	9,398,000	16,151,567
NetEase, Inc. Sponsored ADR	256,400	21,963,224
Weichai Power Co., Ltd., Class H	1,890,400	6,814,575
		110,517,277
Colombia | 2.5%
Pacific Rubiales Energy Corp.	1,696,900	28,454,647
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	1,843,066	12,679,647
Hong Kong | 3.3%
China Mobile, Ltd. Sponsored ADR	480,449	28,226,379
Huabao International Holdings, Ltd.	13,293,000	10,266,294
		38,492,673
Hungary | 0.9%
OTP Bank PLC	583,609	9,907,131
India | 6.4%
Axis Bank, Ltd.	2,505,385	15,311,855
Bajaj Auto, Ltd.	81,726	3,105,155
Bank of India	587,031	2,184,703
Bharat Heavy Electricals, Ltd.	2,176,209	6,983,335
HCL Technologies, Ltd.	144,584	4,014,060
Hero MotoCorp, Ltd.	12,166	556,849
Jindal Steel & Power, Ltd.	385,428	1,083,085
Punjab National Bank, Ltd.	1,056,099	15,019,880
Description	Shares	Value
Tata Consultancy Services, Ltd.	581,729	$25,796,704
		74,055,626
Indonesia | 6.1%
PT Astra International Tbk	18,431,600	10,668,745
PT Bank Mandiri (Persero) Tbk	19,779,829	16,271,533
PT Semen Indonesia (Persero) Tbk	6,398,700	8,088,179
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	536,500	25,805,650
PT United Tractors Tbk	5,675,940	9,272,538
		70,106,645
Macau | 1.0%
Wynn Macau, Ltd.	3,690,400	11,751,189
Malaysia | 0.8%
British American Tobacco Malaysia Berhad	424,400	9,125,547
Mexico | 1.4%
Grupo Mexico SAB de CV, Series B	2,514,697	8,450,041
Kimberly-Clark de Mexico SAB de CV, Series A	3,281,662	7,743,261
		16,193,302
Pakistan | 1.5%
Oil & Gas Development Co., Ltd.	2,909,500	7,022,974
Pakistan Petroleum, Ltd.	4,564,302	10,053,440
		17,076,414
Philippines | 1.7%
Philippine Long Distance Telephone Co. Sponsored ADR	281,900	19,445,462
Russia | 10.0%
Alrosa AO (d)	7,820,700	7,011,688
Eurasia Drilling Co., Ltd. GDR	304,021	8,627,332
Gazprom OAO Sponsored ADR	3,002,050	21,030,366
Lukoil OAO Sponsored ADR	155,313	7,892,075
Magnit OJSC Sponsored GDR	15,738	907,988
Magnit OJSC Sponsored GDR (d), (e)	132,475	7,651,756
MegaFon OAO GDR (d), (e)	421,946	10,708,989
Mobile TeleSystems OJSC Sponsored ADR	1,214,620	18,146,423
Oriflame Cosmetics SA SDR	172,453	2,979,530
Sberbank of Russia (a), (d)	15,947,767	30,416,586
		115,372,733
South Africa | 7.7%
Bidvest Group, Ltd.	344,937	8,717,121
Imperial Holdings, Ltd.	496,366	7,652,223
Nedbank Group, Ltd.	406,320	7,861,913
PPC, Ltd.	2,867,161	7,502,758
Sanlam, Ltd.	1,558,216	9,017,648
Shoprite Holdings, Ltd.	1,138,770	14,094,422
Standard Bank Group, Ltd.	650,695	7,512,606

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Tiger Brands, Ltd.	310,239	$8,665,738
Vodacom Group, Ltd.	713,033	8,204,633
Woolworths Holdings, Ltd.	1,391,586	8,622,239
		87,851,301
South Korea | 13.4%
Coway Co., Ltd.	110,667	8,811,671
Hanwha Life Insurance Co., Ltd.	2,084,297	13,990,926
Hyundai Mobis Co., Ltd.	69,854	17,022,215
KB Financial Group, Inc.	528,679	19,261,532
KT&G Corp.	182,779	16,357,515
Samsung Electronics Co., Ltd.	29,726	33,277,996
Shinhan Financial Group Co., Ltd.	594,137	27,135,522
SK Hynix, Inc. (a)	404,186	17,889,680
		153,747,057
Taiwan | 4.7%
Hon Hai Precision Industry Co., Ltd.	5,395,370	16,989,118
Taiwan Semiconductor Manufacturing Co., Ltd.	9,290,642	36,983,227
		53,972,345
Thailand | 2.6%
CP All Public Co. Ltd. (d)	7,523,200	10,382,828
PTT Exploration & Production Public Co. Ltd. (d)	1,818,635	8,973,989
The Siam Cement Public Co. Ltd.	724,200	9,994,969
		29,351,786
Turkey | 4.3%
Akbank TAS	2,778,141	9,041,869
Koc Holding AS	3,650,488	16,812,791
Turkcell Iletisim Hizmetleri AS (a)	2,136,320	11,165,090
Turkiye Is Bankasi AS, C Shares	5,530,894	12,274,287
		49,294,037
Total Common Stocks (Identified cost $1,039,536,544)		1,084,960,510
Short-Term Investment | 4.7%
State Street Institutional Treasury Money Market Fund (Identified cost $53,615,904)	53,615,904	53,615,904
Total Investments l 99.2% (Identified cost $1,093,152,448) (c)		$1,138,576,414
Cash and Other Assets in Excess of Liabilities l 0.8%		8,744,722
Net Assets l 100.0%		$1,147,321,136

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio
Common Stocks | 80.1%
Australia | 3.4%
AGL Energy, Ltd.	80,037	$947,986
Amcor, Ltd.	44,645	443,185
BC Iron, Ltd.	5,722	8,058
BHP Billiton, Ltd.	8,088	237,977
CSL, Ltd.	16,484	1,068,345
CSR, Ltd.	14,249	41,473
Dexus Property Group	66,057	64,244
Federation Centres REIT	62,657	141,611
Fortescue Metals Group, Ltd.	36,843	111,509
GPT Group REIT	149,019	503,840
Metcash, Ltd.	30,917	70,930
Qantas Airways, Ltd. (a)	72,743	88,124
Ramsay Health Care, Ltd.	986	43,103
REA Group, Ltd.	5,204	195,988
Telstra Corp., Ltd.	286,763	1,326,660
Woolworths, Ltd.	2,300	68,762
		5,361,795
Austria | 0.1%
IMMOFINANZ AG	33,893	95,831
Belgium | 0.9%
Anheuser-Busch InBev NV Sponsored ADR	10,010	1,109,608
bpost SA	4,103	97,839
Telenet Group Holding NV (a)	2,537	145,750
UCB SA	754	68,437
		1,421,634
Bermuda | 1.2%
Assured Guaranty, Ltd.	5,569	123,409
Everest Re Group, Ltd.	6,571	1,064,568
Montpelier Re Holdings, Ltd.	2,134	66,346
PartnerRe, Ltd.	4,146	455,604
Validus Holdings, Ltd.	3,605	141,099
		1,851,026
Canada | 4.7%
BCE, Inc.	3,101	132,622
Canadian Apartment Properties REIT	1,039	21,885
Canadian Imperial Bank of Commerce	19,594	1,759,865
Canadian National Railway Co.	1,498	106,349
Canadian Natural Resources, Ltd.	1,439	55,905
Capital Power Corp.	5,223	124,751
Cenovus Energy, Inc.	1,520	40,893
CI Financial Corp.	4,844	146,062
Cineplex, Inc.	3,633	134,395
Cogeco Cable, Inc.	6,921	353,667
Constellation Software, Inc.	500	125,671
Description	Shares	Value
Empire Co., Ltd., Class A	1,437	$99,940
Encana Corp.	17,466	370,857
Enerplus Corp.	1,690	32,081
Entertainment One, Ltd.	6,303	32,181
Genworth MI Canada, Inc.	9,146	289,092
Imperial Oil, Ltd.	2,660	125,667
Intact Financial Corp.	5,082	329,029
Magna International, Inc.	2,068	196,284
Metro, Inc.	2,267	151,612
Progressive Waste Solutions, Ltd.	1,465	37,686
Rogers Communications, Inc., Class B	5,229	195,723
Royal Bank of Canada	26,550	1,897,699
Saputo, Inc.	3,582	100,205
Shaw Communications, Inc., Class B	12,947	317,331
ShawCor, Ltd.	769	38,795
The Jean Coutu Group PJC, Inc. Class A	4,825	101,157
Tim Hortons, Inc.	1,819	143,236
		7,460,640
Colombia | 0.0%
Pacific Rubiales Energy Corp.	3,554	59,596
Denmark | 1.0%
AP Moeller-Maersk A/S, Class B	18	42,650
Coloplast A/S, Class B	2,428	203,190
Novo Nordisk A/S Sponsored ADR	17,335	825,493
Novo Nordisk A/S, Class B	2,021	96,297
Topdanmark A/S ADR (a)	142,060	426,180
		1,593,810
Finland | 0.8%
Kone Oyj, Class B	19,811	794,979
Sampo Oyj, A Shares ADR	21,580	520,941
		1,315,920
France | 1.2%
Airbus Group NV	7,177	450,500
GDF Suez	5,322	133,107
Ingenico SA	1,495	152,384
Safran SA	766	49,595
Total SA	16,138	1,042,966
		1,828,552
Germany | 2.0%
BASF SE	3,673	336,889
Bayer AG	2,139	299,574
Continental AG	154	29,281
Continental AG Sponsored ADR	17,980	680,903
Deutsche Wohnen AG	13,506	288,617
Hugo Boss AG	4,630	578,445
Infineon Technologies AG	45,695	472,913

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Symrise AG ADR	39,415	$521,460
		3,208,082
Hong Kong | 0.8%
Cheung Kong Holdings, Ltd.	27,000	442,771
Galaxy Entertainment Group, Ltd.	13,000	75,172
Hopewell Holdings, Ltd.	10,000	35,039
Hysan Development Co., Ltd.	62,000	286,825
Jardine Matheson Holdings, Ltd.	400	23,845
Michael Kors Holdings, Ltd. (a)	1,927	137,569
Swire Pacific, Ltd., Class A	7,000	90,366
The Link REIT	30,000	173,110
		1,264,697
Ireland | 0.6%
Accenture PLC Class A	10,111	822,227
Ryanair Holdings PLC Sponsored ADR (a)	3,577	201,850
		1,024,077
Israel | 0.1%
Bank Hapoalim BM	7,331	41,328
Israel Discount Bank, Ltd., Class A (a)	37,499	64,584
		105,912
Italy | 0.4%
Enel SpA	36,008	189,985
Eni SpA	17,802	422,623
Moncler SpA	6,050	86,337
		698,945
Japan | 6.4%
ANA Holdings, Inc.	82,000	190,832
Asahi Kasei Corp.	20,000	162,511
Bridgestone Corp.	31,000	1,026,135
Canon, Inc.	9,300	302,459
CKD Corp.	10,800	98,163
Coca-Cola East Japan Co., Ltd.	2,800	55,612
Daiichikosho Co., Ltd.	6,100	164,080
Daito Trust Construction Co., Ltd.	1,000	118,185
Daiwa House Industry Co., Ltd.	17,000	305,309
Daiwa House Industry Co., Ltd. ADR	91,125	1,634,782
East Japan Railway Co.	700	52,500
Enplas Corp.	1,300	66,430
Fujitsu General, Ltd.	7,000	86,092
Heiwa Corp.	7,800	154,388
Hino Motors, Ltd.	22,000	308,063
Hogy Medical Co., Ltd.	700	37,125
Japan Airlines Co., Ltd.	3,800	103,997
Kaken Pharmaceutical Co., Ltd.	4,000	90,331
Kawasaki Heavy Industries, Ltd.	56,000	223,864
Description	Shares	Value
Kobe Steel, Ltd.	78,000	$126,699
Kubota Corp.	6,000	94,568
Miraca Holdings, Inc.	1,400	57,928
Mitsubishi Electric Corp.	16,000	213,318
Mitsubishi Estate Co., Ltd. ADR	19,590	440,579
Mitsubishi Materials Corp.	28,000	90,950
Mitsubishi UFJ Financial Group, Inc.	37,000	209,440
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,830	93,258
Mitsui & Co., Ltd.	6,100	96,256
Mitsui Mining & Smelting Co., Ltd.	85,000	226,645
Nippon Yusen KK	37,000	97,658
Omron Corp.	6,600	300,088
Panasonic Corp.	14,200	169,052
Ryosan Co., Ltd.	5,300	114,118
Sanyo Special Steel Co., Ltd.	22,000	81,008
Senshu Ikeda Holdings, Inc.	28,100	144,545
Sumitomo Mitsui Financial Group, Inc.	16,000	652,922
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	111,155	911,471
Sumitomo Mitsui Trust Holdings, Inc. Sponsored ADR	110,955	456,025
Sumitomo Rubber Industries, Ltd.	13,900	197,385
West Japan Railway Co.	4,800	214,485
		10,169,256
Macau | 0.2%
Sands China, Ltd.	13,600	70,651
Sands China, Ltd. Sponsored ADR	4,450	236,518
		307,169
Malta | 0.1%
Unibet Group PLC SDR	1,547	77,904
Netherlands | 0.9%
AerCap Holdings NV (a)	900	36,810
CNH Industrial NV	29,295	232,989
Gemalto NV	400	36,653
Koninklijke Ahold NV	29,176	471,808
NXP Semiconductor NV (a)	9,190	628,872
Wolters Kluwer NV	3,664	97,592
		1,504,724
New Zealand | 0.3%
Air New Zealand, Ltd.	51,384	77,900
Meridian Energy, Ltd.	40,219	44,906
Sky Network Television, Ltd.	50,571	248,168
Telecom Corp. of New Zealand, Ltd.	21,127	49,003
		419,977
Nigeria | 0.1%
Afren PLC (a)	117,566	195,450

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Norway | 0.9%
Statoil ASA	30,095	$818,820
Telenor ASA	31,426	689,592
		1,508,412
Portugal | 0.0%
Sonae SGPS SA	42,922	62,059
Singapore | 0.7%
ComfortDelGro Corp., Ltd.	289,000	542,881
DBS Group Holdings, Ltd.	24,000	346,022
M1, Ltd.	26,000	72,474
Singapore Post, Ltd.	71,000	99,794
		1,061,171
Spain | 0.1%
Banco Santander SA	10,889	104,172
Bolsas y Mercados Espanoles SA	858	32,601
Corporacion Financiera Alba SA	150	7,932
		144,705
Sweden | 1.0%
Assa Abloy AB ADR	31,670	812,494
Hennes & Mauritz AB, B Shares	17,271	716,594
ICA Gruppen AB	2,159	70,562
Meda AB	2,719	38,210
		1,637,860
Switzerland | 3.0%
Novartis AG	6,388	601,610
Novartis AG ADR	28,100	2,645,053
Panalpina Welttransport Holding AG ADR	16,720	425,072
Roche Holding AG	1,497	443,265
Swisscom AG	385	218,717
Tyco International, Ltd.	9,800	436,786
		4,770,503
United Kingdom | 7.5%
Aggreko PLC	3,704	92,593
Anglo American PLC	31,712	706,206
Bellway PLC	19,630	496,075
Berendsen PLC	4,658	73,740
BP PLC	62,209	455,847
British Sky Broadcasting Group PLC	13,912	197,858
Britvic PLC	3,224	34,726
Centrica PLC	180,062	895,406
Delphi Automotive PLC	1,385	84,956
Halma PLC	5,466	53,986
Howden Joinery Group PLC	30,920	169,059
HSBC Holdings PLC	19,020	193,573
Description	Shares	Value
International Consolidated Airlines Group SA Sponsored ADR (a)	22,045	$657,161
ITV PLC	48,419	162,824
Lloyds Banking Group PLC ADR (a)	89,682	451,997
Next PLC	1,570	168,074
Premier Oil PLC	24,781	133,542
Provident Financial PLC	23,094	797,199
Rentokil Initial PLC	231,736	439,991
Rio Tinto PLC	20,497	1,006,361
Rolls-Royce Holdings PLC	4,617	71,565
Royal Dutch Shell PLC, A Shares	32,991	1,259,229
Shire PLC	2,347	202,851
SSE PLC	6,664	166,379
TalkTalk Telecom Group PLC	7,601	36,715
Unilever NV	19,139	760,774
Unilever PLC	4,337	181,031
Unilever PLC Sponsored ADR	45,493	1,906,157
WH Smith PLC	4,971	87,119
		11,942,994
United States | 41.7%
3M Co.	14,193	2,010,864
Abbott Laboratories	4,408	183,329
AES Corp.	10,324	146,394
Aflac, Inc.	8,354	486,620
Air Lease Corp.	7,083	230,198
Allergan, Inc.	584	104,063
Amdocs, Ltd.	2,310	105,983
Ameren Corp.	2,674	102,494
American Express Co.	19,521	1,708,868
American International Group, Inc.	1,738	93,887
AmTrust Financial Services, Inc.	3,199	127,384
Apple, Inc.	25,785	2,597,839
Arlington Asset Investment Corp.	1,616	41,063
ARRIS Group, Inc. (a)	2,328	66,010
AT&T, Inc.	33,392	1,176,734
AutoZone, Inc. (a)	720	366,955
Ball Corp.	5,704	360,892
Baxter International, Inc.	1,342	96,315
Berry Plastics Group, Inc. (a)	17,929	452,528
Biogen Idec, Inc. (a)	2,293	758,547
Bristol-Myers Squibb Co.	7,525	385,129
Brocade Communications Systems, Inc.	16,749	182,062
Cabot Oil & Gas Corp.	1,495	48,872
CBOE Holdings, Inc.	1,537	82,268
Celgene Corp. (a)	2,692	255,148
Chesapeake Energy Corp.	11,522	264,891
Chevron Corp.	2,270	270,856

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Chipotle Mexican Grill, Inc. (a)	67	$44,662
Citigroup, Inc.	23,235	1,204,038
CMS Energy Corp.	2,145	63,621
Comcast Corp., Class A	6,765	363,822
CR Bard, Inc.	6,926	988,409
Credit Acceptance Corp. (a)	274	34,543
Cummins, Inc.	1,328	175,269
CVS Caremark Corp.	4,570	363,726
Dollar Tree, Inc. (a)	1,520	85,226
Dr Pepper Snapple Group, Inc.	5,512	354,477
Eastman Chemical Co.	4,605	372,498
Eaton Corp. PLC	7,215	457,215
Eaton Vance Corp.	18,621	702,570
Edison International	4,629	258,854
Edwards Lifesciences Corp. (a)	3,558	363,450
Eli Lilly & Co.	1,315	85,278
EMC Corp.	23,670	692,584
Emerson Electric Co.	3,118	195,124
Entergy Corp.	2,103	162,625
EOG Resources, Inc.	4,170	412,913
Exelon Corp.	12,013	409,523
Facebook, Inc. (a)	3,227	255,062
FMC Technologies, Inc. (a)	13,379	726,613
GameStop Corp. Class A	8,714	359,017
General Mills, Inc.	1,657	83,596
Gilead Sciences, Inc. (a)	1,042	110,921
Google, Inc., Class A (a)	1,109	652,547
Google, Inc., Class C (a)	785	453,228
Halliburton Co.	4,170	269,007
HCA Holdings, Inc. (a)	2,224	156,836
HealthSouth Corp.	5,474	201,991
Hertz Global Holdings, Inc. (a)	10,983	278,858
Honeywell International, Inc.	11,660	1,085,779
Intel Corp.	48,877	1,701,897
Intercontinental Exchange, Inc.	2,684	523,514
Intuit, Inc.	10,042	880,181
Jack Henry & Associates, Inc.	1,133	63,063
Jack in the Box, Inc.	6,828	465,601
Johnson & Johnson	25,875	2,758,016
Joy Global, Inc.	7,195	392,415
JPMorgan Chase & Co.	8,706	524,449
Kimberly-Clark Corp.	15,136	1,628,180
Leidos Holdings, Inc.	9,281	318,617
Lockheed Martin Corp.	5,373	982,077
LyondellBasell Industries NV Class A	4,953	538,193
Macy’s, Inc.	5,443	316,674
Description	Shares	Value
MasterCard, Inc., Class A	9,322	$689,082
McDonald’s Corp.	2,886	273,622
McKesson Corp.	2,165	421,461
Medtronic, Inc.	6,110	378,515
Merck & Co., Inc.	1,295	76,768
MetLife, Inc.	4,508	242,170
Microsoft Corp.	43,096	1,997,931
Molson Coors Brewing Co., Class B	6,471	481,701
Monsanto Co.	3,605	405,599
Mylan, Inc. (a)	1,323	60,183
NetApp, Inc.	3,061	131,501
NeuStar, Inc., Class A (a)	11,005	273,254
Newmont Mining Corp.	1,623	37,410
NIKE, Inc. Class B	518	46,206
Nordson Corp.	4,079	310,290
Northrop Grumman Corp.	569	74,971
O’Reilly Automotive, Inc. (a)	339	50,972
Occidental Petroleum Corp.	5,592	537,671
Oracle Corp.	5,590	213,985
PG&E Corp.	5,378	242,225
Pilgrim’s Pride Corp. (a)	13,962	426,679
Portland General Electric Co.	3,766	120,964
Prudential Financial, Inc.	6,806	598,520
Public Service Enterprise Group, Inc.	2,497	92,988
Qualcomm, Inc.	4,892	365,775
Quintiles Transnational Holdings, Inc. (a)	7,555	421,418
Raytheon Co.	1,114	113,205
Realogy Holdings Corp. (a)	8,560	318,432
Red Hat, Inc. (a)	9,835	552,235
Regeneron Pharmaceuticals, Inc. (a)	327	117,890
Reynolds American, Inc.	2,336	137,824
RF Micro Devices, Inc. (a)	3,660	42,236
Ross Stores, Inc.	7,143	539,868
Sanderson Farms, Inc.	4,298	378,009
Schlumberger, Ltd.	14,454	1,469,827
Skyworks Solutions, Inc.	1,300	75,465
SM Energy Co.	5,555	433,290
Spectrum Brands Holdings, Inc.	800	72,424
Team Health Holdings, Inc. (a)	5,499	318,887
The Cooper Cos., Inc.	442	68,842
The Estee Lauder Cos., Inc. Class A	818	61,121
The Hartford Financial Services Group, Inc.	16,330	608,292
The Hershey Co.	1,872	178,645
The Home Depot, Inc.	843	77,337
The Kroger Co.	22,775	1,184,300
The Sherwin-Williams Co.	735	160,958
The Southern Co.	11,960	522,054

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
The TJX Cos., Inc.	25,365	$1,500,847
The Walt Disney Co.	21,275	1,894,113
Thermo Fisher Scientific, Inc.	3,280	399,176
Time Warner Cable, Inc.	239	34,294
Tyson Foods, Inc., Class A	11,833	465,865
Union Pacific Corp.	1,346	145,933
United Technologies Corp.	7,845	828,432
UnitedHealth Group, Inc.	8,050	694,312
Unum Group	2,942	101,146
Verisk Analytics, Inc., Class A (a)	7,273	442,853
Verizon Communications, Inc.	58,168	2,907,818
Vertex Pharmaceuticals, Inc. (a)	4,580	514,380
Viacom, Inc., Class B	10,880	837,107
Visa, Inc., Class A	2,810	599,570
Wal-Mart Stores, Inc.	2,959	226,275
Waste Connections, Inc.	2,937	142,503
Weight Watchers International, Inc.	6,788	186,263
Wells Fargo & Co.	6,870	356,347
Westar Energy, Inc.	2,844	97,037
Whiting Petroleum Corp. (a)	3,944	305,857
Wisconsin Energy Corp.	3,567	153,381
Xcel Energy, Inc.	4,807	146,133
Xerox Corp.	27,735	366,934
Zoetis, Inc.	12,160	449,312
		66,421,842
Total Common Stocks (Identified cost $126,055,090)		127,514,543
Preferred Stock | 0.3%
Germany | 0.3%
Volkswagen AG Sponsored ADR (Identified cost $493,100)	9,480	392,425

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 4.4%
Australia | 0.5%
Mercedes-Benz Australia/Pacific Property, Ltd., 4.500%, 05/18/15	AUD	236	$208,252
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	330	293,825
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	285	254,202
			756,279
Canada | 0.7%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	150	150,505
Description	Security Currency	Principal Amount (000)	Value
Suncor Energy, Inc., 6.100%, 06/01/18	USD	185	$211,447
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	300	298,353
The Toronto-Dominion Bank, 1.824%, 04/03/17	CAD	290	259,147
Wells Fargo Financial Canada Corp., 2.774%, 02/09/17	CAD	220	200,449
			1,119,901
Chile | 0.2%
Corp. Nacional del Cobre de Chile, 4.500%, 08/13/23	USD	250	263,287
France | 0.3%
Electricite de France SA, 5.000%, 02/05/18	EUR	150	217,744
Orange SA, 5.375%, 07/08/19	USD	195	219,483
			437,227
Italy | 0.1%
Atlantia SpA, 4.375%, 09/16/25	EUR	160	252,246
Mexico | 0.1%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	3,500	256,207
Netherlands | 0.3%
BMW Finance NV, 3.375%, 12/14/18	GBP	185	314,463
Deutsche Bahn Finance BV, 3.375%, 09/01/16	NOK	1,200	192,009
			506,472
New Zealand | 0.1%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	100	92,844
Singapore | 0.2%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	250	274,007
United Kingdom | 0.6%
Abbey National Treasury Services PLC, 5.125%, 04/14/21	GBP	130	243,456
Barclays Bank PLC, 5.125%, 01/08/20	USD	115	129,040
BG Energy Capital PLC, 5.125%, 12/01/25	GBP	100	183,876
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	100	192,695
Tesco PLC, 6.125%, 02/24/22	GBP	100	177,539
			926,606

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
United States | 1.3%
American Express Credit Corp., 2.375%, 03/24/17	USD	180	$184,193
Apple, Inc., 1.000%, 05/03/18	USD	200	195,064
BMW US Capital LLC, 2.375%, 12/04/15	NOK	310	48,619
General Electric Capital Corp.:
6.500%, 09/28/15	NZD	20	15,966
5.500%, 02/01/17	NZD	245	195,263
JPMorgan Chase & Co.:
1.625%, 05/15/18	USD	195	192,272
3.875%, 09/23/20	EUR	150	220,504
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	1,180	187,674
Starbucks Corp., 6.250%, 08/15/17	USD	205	232,345
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	200	198,536
The Western Union Co., 2.875%, 12/10/17	USD	190	195,616
Valero Energy Corp., 6.125%, 02/01/20	USD	170	197,146
Yum! Brands, Inc., 3.750%, 11/01/21	USD	90	92,139
			2,155,337
Total Corporate Bonds (Identified cost $7,198,540)			7,040,413
Foreign Government Obligations | 9.1%
Australia | 0.9%
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	540	526,065
Treasury Corp. of Victoria, 4.750%, 10/15/14	AUD	180	157,706
Western Australian Treasury Corp., 3.000%, 06/08/16	AUD	820	720,949
			1,404,720
Austria | 0.2%
Republic of Austria, 3.900%, 07/15/20	EUR	235	355,848
Bahamas | 0.2%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	345	388,125
Belgium | 0.5%
Belgium Kingdom, 4.250%, 09/28/22	EUR	490	779,424
Bermuda | 0.3%
Government of Bermuda, 5.603%, 07/20/20	USD	420	459,900
Description	Security Currency	Principal Amount (000)	Value
Brazil | 0.1%
Federal Republic of Brazil, 2.625%, 01/05/23	USD	200	$180,000
Canada | 2.5%
Canada Housing Trust No. 1, 1.950%, 06/15/19	CAD	720	645,303
Province of Alberta, 4.000%, 12/01/19	CAD	820	804,939
Province of British Columbia, 3.700%, 12/18/20	CAD	545	528,683
Province of Ontario:
6.250%, 06/16/15	NZD	490	388,313
2.850%, 06/02/23	CAD	555	495,454
Province of Quebec:
4.500%, 12/01/17	CAD	720	699,595
3.500%, 07/29/20	USD	370	393,976
			3,956,263
Colombia | 0.2%
Colombia Government International Bond, 2.625%, 03/15/23	USD	425	391,000
Czech Republic | 0.3%
Czech Republic:
5.000%, 06/11/18	EUR	200	295,263
2.500%, 08/25/28	CZK	5,250	262,115
			557,378
Denmark | 0.1%
Kommunekredit, 2.000%, 01/01/18	DKK	680	121,631
France | 0.5%
Government of France, 4.250%, 10/25/23	EUR	475	765,535
Israel | 0.2%
Israel Fixed Government Bond, 5.500%, 01/31/22	ILS	760	256,776
Malaysia | 0.5%
Malaysia Government Bonds:
3.394%, 03/15/17	MYR	1,700	517,165
3.654%, 10/31/19	MYR	850	258,687
			775,852
Mexico | 0.5%
Mexican Bonos, 4.750%, 06/14/18	MXN	6,950	513,990
United Mexican States, 6.750%, 02/06/24	GBP	160	317,745
			831,735
New Zealand | 0.2%
New Zealand Government Bond, 3.000%, 04/15/20	NZD	330	244,121

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Norway | 0.4%
Oslo Kommune, 3.550%, 02/12/21	NOK	4,000	$662,749
Panama | 0.2%
Republic of Panama, 5.200%, 01/30/20	USD	250	275,000
Poland | 0.6%
Republic of Poland:
5.625%, 06/20/18	EUR	365	547,707
3.000%, 03/17/23	USD	365	352,911
			900,618
Slovakia | 0.1%
Slovak Republic, 4.375%, 05/21/22	USD	200	213,416
Sweden | 0.2%
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	160	259,864
United Kingdom | 0.4%
United Kingdom Treasury:
2.250%, 09/07/23	GBP	245	395,192
4.250%, 12/07/27	GBP	150	286,909
			682,101
Total Foreign Government Obligations (Identified cost $14,727,192)			14,462,056
Quasi Government Bonds | 0.9%
Canada | 0.3%
Hydro-Quebec, 9.625%, 07/15/22	CAD	243	321,148
Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	160	212,161
			533,309
Germany | 0.3%
KfW:
4.000%, 12/15/14	NOK	1,110	173,616
2.875%, 10/12/16	NOK	980	156,287
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	580	93,147
			423,050
Netherlands | 0.3%
Bank Nederlandse Gemeenten NV, 2.500%, 01/23/23	USD	420	412,839
Total Quasi Government Bonds (Identified cost $1,416,339)			1,369,198
Supranationals | 0.6%
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	370	395,431
Description	Security Currency	Principal Amount (000)	Value
Inter-American Development Bank, 6.000%, 12/15/17	NZD	375	$306,496
International Bank for Reconstruction & Development, 1.375%, 06/23/19	SEK	1,880	265,639
Total Supranationals (Identified cost $991,279)			967,566
US Municipal Bonds | 0.3%
New Jersey | 0.1%
New Jersey State Transportation Trust Fund Authority Build America Bond Series C, 5.754%, 12/15/28	USD	100	115,085
Pennsylvania | 0.0%
Pennsylvania State Build America Bond Third Series B, 5.850%, 07/15/30	USD	50	55,787
Texas | 0.1%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	100	108,305
Utah | 0.1%
Utah State Build America Bond Series B, 3.539%, 07/01/25	USD	150	156,390
Total US Municipal Bonds (Identified cost $426,466)			435,567

Description	Shares	Value
Short-Term Investment | 4.0%
State Street Institutional Treasury Money Market Fund (Identified cost $6,413,863)	6,413,863	$6,413,863
Total Investments l 99.7% (Identified cost $157,721,869) (c), (f)		$158,595,631
Cash and Other Assets in Excess of Liabilities l 0.3%		516,738
Net Assets l 100.0%		$159,112,369

Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	CAN	11/20/14	179,203	$165,969	$156,356	$—	$9,613
AUD	CAN	11/20/14	235,406	208,217	205,394	—	2,823
CAD	RBC	11/20/14	313,344	287,643	279,454	—	8,189
CZK	JPM	11/20/14	652,051	31,048	29,973	—	1,075
EUR	CIT	11/20/14	185,814	246,936	234,772	—	12,164
EUR	CIT	11/20/14	425,061	549,200	537,054	—	12,146
EUR	CIT	11/20/14	433,003	560,700	547,088	—	13,612
EUR	CIT	11/20/14	1,906,145	2,549,145	2,408,366	—	140,779
EUR	HSB	10/31/14	1,872,085	2,392,843	2,364,979	—	27,864
GBP	CIT	11/20/14	166,497	270,300	269,802	—	498
GBP	CIT	11/20/14	167,136	277,501	270,837	—	6,664
GBP	HSB	10/31/14	709,992	1,160,766	1,150,714	—	10,052
GBP	HSB	11/20/14	183,000	300,000	296,545	—	3,455
JPY	CIT	11/20/14	57,940,230	540,800	528,465	—	12,335
JPY	CIT	11/20/14	59,124,542	554,000	539,267	—	14,733
JPY	CIT	11/20/14	367,731,977	3,592,255	3,354,033	—	238,222
JPY	HSB	10/31/14	148,510,731	1,365,101	1,354,362	—	10,739
JPY	HSB	11/20/14	30,924,390	301,978	282,058	—	19,920
KRW	HSB	10/16/14	185,204,520	181,200	175,395	—	5,805
KRW	JPM	10/16/14	140,947,590	137,900	133,482	—	4,418
MXN	HSB	11/20/14	3,355,183	248,242	248,974	732	—
PLN	HSB	11/20/14	1,288,098	407,807	388,095	—	19,712
SGD	SSB	11/20/14	9,125	7,329	7,152	—	177
Total Forward Currency Purchase Contracts				$16,336,880	$15,762,617	$732	$574,995
Forward Currency Sale Contracts
AUD	CAN	11/20/14	334,646	$300,981	$291,982	$8,999	$—
AUD	CAN	11/20/14	1,561,911	1,446,329	1,362,780	83,549	—
AUD	CIT	11/20/14	282,752	261,743	246,703	15,040	—
AUD	HSB	10/31/14	873,199	771,506	762,962	8,544	—
AUD	RBC	11/20/14	72,240	67,115	63,030	4,085	—
AUD	RBC	11/20/14	103,145	95,296	89,995	5,301	—
AUD	RBC	11/20/14	147,664	136,724	128,838	7,886	—
AUD	SSB	10/31/14	403,079	356,160	352,192	3,968	—
CAD	CIT	11/20/14	141,221	128,453	125,947	2,506	—
CAD	CIT	11/20/14	296,162	269,400	264,130	5,270	—
CAD	CIT	11/20/14	298,883	275,152	266,557	8,595	—
CAD	HSB	10/31/14	1,682,611	1,514,160	1,501,325	12,835	—
CAD	RBC	11/20/14	3,700,971	3,386,718	3,300,687	86,031	—
CAD	SSB	10/31/14	455,213	409,545	406,168	3,377	—
CZK	CIT	11/20/14	2,463,757	115,040	113,252	1,788	—
CZK	HSB	11/20/14	2,775,719	129,521	127,592	1,929	—
DKK	CSF	11/20/14	524,622	94,334	89,039	5,295	—
EUR	CIT	11/20/14	415,463	540,800	524,927	15,873	—

Lazard Retirement Global Dynamic Multi Asset Portfolio (concluded)

Forward Currency Contracts open at September 30, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
EUR	CIT	11/20/14	457,423	$585,000	$577,943	$7,057	$—
EUR	HSB	10/31/14	192,277	245,763	242,901	2,862	—
EUR	HSB	10/31/14	520,967	665,885	658,131	7,754	—
GBP	CIT	11/20/14	164,876	266,001	267,176	—	1,175
GBP	CIT	11/20/14	273,792	456,706	443,669	13,037	—
GBP	HSB	11/20/14	37,146	61,958	60,193	1,765	—
GBP	HSB	11/20/14	167,332	277,500	271,155	6,345	—
GBP	SSB	10/31/14	1,142,471	1,866,707	1,851,652	15,055	—
ILS	BNP	11/20/14	759,002	221,846	206,164	15,682	—
JPY	CIT	11/20/14	57,140,383	543,500	521,170	22,330	—
JPY	CIT	11/20/14	58,020,223	546,600	529,195	17,405	—
JPY	SSB	10/31/14	103,550,466	951,864	944,341	7,523	—
MXN	HSB	11/20/14	3,502,605	266,134	259,913	6,221	—
MXN	HSB	11/20/14	4,627,252	352,687	343,368	9,319	—
MXN	JPM	11/20/14	2,192,351	166,524	162,684	3,840	—
MXN	JPM	11/20/14	2,489,972	188,501	184,770	3,731	—
MYR	SCB	12/11/14	1,587,193	493,300	481,609	11,691	—
NOK	HSB	11/20/14	9,557,862	1,552,168	1,485,110	67,058	—
NZD	BRC	11/20/14	321,824	270,860	250,014	20,846	—
NZD	CAN	11/20/14	991,719	834,705	770,434	64,271	—
PLN	HSB	11/20/14	565,284	180,104	170,316	9,788	—
PLN	HSB	11/20/14	722,814	222,580	217,779	4,801	—
SEK	CIT	11/20/14	876,116	126,600	121,393	5,207	—
Total Forward Currency Sale Contracts				$21,642,470	$21,039,186	604,459	1,175
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$605,191	$576,170

(a) Non-income producing security.

(b) Private placements.

(c) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
US Strategic Equity	$9,851,517	$1,388,662	$183,018	$1,205,644
US Small-Mid Cap Equity	53,844,933	7,825,870	2,836,888	4,988,982
International Equity	549,313,747	139,742,349	14,802,519	124,939,830
Emerging Markets Equity	1,093,152,448	162,513,085	117,089,119	45,423,966
Global Dynamic Multi Asset	157,721,869	5,638,699	4,764,937	873,762

(d) Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.

(e) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2014, these securities amounted to 1.6% of net assets of Emerging Markets Equity Portfolio, and are considered to be liquid.

(f) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
REIT	- Real Estate Investment Trust
SDR	- Swedish Depositary Receipt

Currency Abbreviations:
AUD	- Australian Dollar	MXN	- Mexican New Peso
CAD	- Canadian Dollar	MYR	- Malaysian Ringgit
CZK	- Czech Koruna	NOK	- Norwegian Krone
DKK	- Danish Krone	NZD	- New Zealand Dollar
EUR	- Euro	PLN	- Polish Zloty
GBP	- British Pound Sterling	SEK	- Swedish Krone
ILS	- Israeli Shekel	SGD	- Singapore Dollar
JPY	- Japanese Yen	USD	- United States Dollar
KRW	- South Korean Won

Counterparty Abbreviations:
BNP	- BNP Paribas SA	HSB	- HSBC Bank USA
BRC	- Barclays Bank PLC	JPM	- JPMorgan Chase Bank
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
CSF	- Credit Suisse Group AG	SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi Asset Portfolio
Industry*
Aerospace & Defense	—%	—%	0.1%
Agriculture	—	—	0.3
Alcohol & Tobacco	7.6	4.1	1.1
Automotive	3.8	1.3	2.0
Banking	7.5	20.0	5.5
Cable Television	—	—	1.0
Chemicals	—	0.9	1.3
Commercial Services	0.9	2.9	1.6
Computer Software	—	4.0	2.3
Construction & Engineering	—	—	0.5
Consumer Products	1.8	—	0.2
Diversified	2.1	1.5	—
Electric	1.0	0.7	2.3
Electric Generation	—	—	0.1
Energy Exploration & Production	—	6.2	2.4
Energy Integrated	5.8	4.6	2.9
Energy Services	0.4	0.7	1.3
Financial Services	3.8	3.1	6.2
Food & Beverages	—	0.7	1.8
Forest & Paper Products	2.0	0.7	1.3
Gas Utilities	—	—	1.2
Health Services	—	—	1.2
Household & Personal Products	1.6	2.7	1.8
Housing	4.9	1.3	1.6
Insurance	6.9	3.3	3.8
Leisure & Entertainment	6.5	1.0	3.0
Manufacturing	6.7	3.5	5.9
Medical Products	—	—	0.9
Metals & Glass Containers	—	—	0.5
Metals & Mining	1.7	2.2	1.8
Pharmaceutical & Biotechnology	12.8	—	8.6
Real Estate	—	—	1.9
Retail	4.2	4.4	5.1
Semiconductors & Components	1.1	7.7	2.6
Technology	1.5	2.6	1.8
Technology Hardware	1.2	1.5	2.8
Telecommunications	3.8	10.6	4.9
Transportation	4.0	2.3	2.1
Subtotal	93.6	94.5	85.7
Foreign Government Obligations	—	—	9.1
Supranationals	—	—	0.6
US Municipal Bonds	—	—	0.3
Short-Term Investments	4.2	4.7	4.0
Total Investments	97.8%	99.2%	99.7%

* Industry classifications may be different than those used for compliance monitoring purposes.

Valuation of Investments:

Net asset value (“NAV”) per share for each class of each Portfolio is determined by State Street Bank and Trust Company for Lazard Retirement Series, Inc. (the “Fund”) on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2014:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2014
US Strategic Equity Portfolio
Common Stocks	$10,876,292	$—	$—	$10,876,292
Preferred Stock*	—	—	—	—
Short-Term Investment	180,869	—	—	180,869
Total	$11,057,161	$—	$—	$11,057,161

US Small-Mid Cap Equity Portfolio
Common Stocks	$56,153,880	$—	$—	$56,153,880
Preferred Stock*	—	—	—	—
Short-Term Investment	2,680,035	—	—	2,680,035
Total	$58,833,915	$—	$—	$58,833,915

International Equity Portfolio
Common Stocks
Other	$48,119,528	$585,663,908	$—	$633,783,436
Preferred Stock	—	11,437,202	—	11,437,202
Short-Term Investment	29,032,939	—	—	29,032,939
Total	$77,152,467	$597,101,110	$—	$674,253,577

Emerging Markets Equity Portfolio
Common Stocks
China	$45,510,241	$65,007,036	$—	$110,517,277
Hong Kong	28,226,379	10,266,294	—	38,492,673
Indonesia	25,805,650	44,300,995	—	70,106,645
Russia	18,146,423	97,226,310	—	115,372,733
Other	241,659,102	508,812,080	—	750,471,182
Short-Term Investment	53,615,904	—	—	53,615,904
Total	$412,963,699	$725,612,715	$—	$1,138,576,414

Global Dynamic Multi Asset Portfolio
Assets:
Common Stocks
Belgium	$1,109,608	$312,026	$—	$1,421,634
Canada	7,428,459	32,181	—	7,460,640
Denmark	1,251,673	342,137	—	1,593,810
Finland	520,941	794,979	—	1,315,920
Germany	1,202,363	2,005,719	—	3,208,082
Hong Kong	137,569	1,127,128	—	1,264,697
Japan	3,442,857	6,726,399	—	10,169,256
Macau	236,518	70,651	—	307,169
Netherlands	665,682	839,042	—	1,504,724
Sweden	812,494	825,366	—	1,637,860
Switzerland	3,506,911	1,263,592	—	4,770,503
United Kingdom	3,100,271	8,842,723	—	11,942,994
Other	69,356,541	11,560,713	—	80,917,254
Preferred Stock	392,425	—	—	392,425
Corporate Bonds	—	7,040,413	—	7,040,413
Foreign Government Obligations	—	14,462,056	—	14,462,056
Quasi Government Bonds	—	1,369,198	—	1,369,198
Supranationals	—	967,566	—	967,566

US Municipal Bonds	—	435,567	—	435,567
Short-Term Investment	6,413,863	—	—	6,413,863
Other Financial Instruments**
Forward Currency Contracts	—	605,191	—	605,191
Total	$99,578,175	$59,622,647	$—	$159,200,822
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(576,170)	$—	$(576,170)
*	The preferred stock was reported in the Portfolios of Investments at zero market value.
**	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (d)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed-income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that was working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes significant unobservable inputs, including the bankruptcy filing of the company, which is reflected in its current valuation of zero.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (d)) in the International Equity, Emerging Markets Equity and Global Dynamic Multi Asset Portfolios can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. The Fund recognizes all transfers between levels as though they were transferred at the beginning of the reporting period. At September 30, 2014, securities valued at $534,394,981, $620,030,808 and $4,665,953 were transferred from Level 1 to Level 2 for the International Equity, Emerging Markets Equity and Global Dynamic Multi Asset Portfolios, respectively. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2014.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2014

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: November 28, 2014